Segments (Details)		12 Months Ended
	Apr. 03, 2020 segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenues		$ 80,498,435	$ 24,248,765
Cost of revenues		77,501,417	22,219,528
Gross profit		2,997,018	2,029,237
Fresh meat
Segment Reporting Information [Line Items]
Revenues		49,102,561	86,302,737	$ 99,079,267
Cost of revenues		48,404,728	81,153,996	90,429,027
Gross profit		697,833	5,148,741	8,650,240
Depreciation and amortization		485,559	506,775	521,925
Total capital expenditures		0	700,399	20,635
Feed raw materials
Segment Reporting Information [Line Items]
Revenues		80,498,435	24,248,765
Cost of revenues		77,501,417	22,219,528
Gross profit		2,997,018	2,029,237
Depreciation and amortization		6,514	1,579
Total capital expenditures		0	0
Discontinued operations.
Segment Reporting Information [Line Items]
Revenues		49,102,561	87,877,702	102,545,152
Cost of revenues		48,404,728	82,589,593	93,543,933
Gross profit		697,833	5,288,109	9,001,219
Depreciation and amortization		488,867	632,032	689,534
Total capital expenditures		0	700,399	20,635
Discontinued operations. | Grocery stores | Grocery stores
Segment Reporting Information [Line Items]
Revenues			1,574,965	3,465,885
Cost of revenues			1,435,597	3,114,906
Gross profit			139,368	350,979
Depreciation and amortization		3,308	125,257	167,609
Total capital expenditures		$ 0	$ 0	$ 0